Quarterly Holdings Report
for
Fidelity Advisor® Series Equity Growth Fund
August 31, 2022
AXM1-NPRT3-1022
1.9860271.108
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.8%
Entertainment - 3.1%
Universal Music Group NV	784,124	15,571,095
Warner Music Group Corp. Class A	521,808	13,968,800
		29,539,895
Interactive Media & Services - 7.7%
Alphabet, Inc. Class A (a)	594,880	64,377,914
Bumble, Inc. (a)(b)	84,442	2,115,272
Eventbrite, Inc. (a)	18,800	133,668
Meta Platforms, Inc. Class A (a)	23,683	3,858,671
Zoominfo Technologies, Inc. (a)	51,856	2,355,300
		72,840,825
Media - 2.0%
Charter Communications, Inc. Class A (a)	23,377	9,646,052
Innovid Corp. (a)(c)	59,313	217,679
Liberty Media Corp. Liberty Formula One Group Series C (a)	138,812	8,839,548
		18,703,279
TOTAL COMMUNICATION SERVICES		121,083,999
CONSUMER DISCRETIONARY - 11.0%
Automobiles - 0.6%
Ferrari NV	26,954	5,246,866
XPeng, Inc. ADR (a)	4,400	81,488
		5,328,354
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A	378,924	4,175,742
Mister Car Wash, Inc. (a)(b)	166,369	1,648,717
		5,824,459
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	56,020	6,336,982
Flutter Entertainment PLC (a)	28,941	3,619,275
Wingstop, Inc.	9,800	1,115,828
		11,072,085
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. (a)	394,778	50,046,007
Lyft, Inc. (a)	37,600	553,848
Uber Technologies, Inc. (a)	333,208	9,583,062
		60,182,917
Multiline Retail - 0.1%
Dollarama, Inc.	7,800	475,002
Specialty Retail - 1.3%
Aritzia, Inc. (a)	20,944	681,256
Five Below, Inc. (a)	37,500	4,795,500
Floor & Decor Holdings, Inc. Class A (a)	11,461	932,467
TJX Companies, Inc.	33,200	2,070,020
Victoria's Secret & Co. (a)	119,395	3,992,569
		12,471,812
Textiles, Apparel & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	6,811	4,394,913
On Holding AG	2,600	51,974
Samsonite International SA (a)(d)	1,815,704	4,438,562
		8,885,449
TOTAL CONSUMER DISCRETIONARY		104,240,078
CONSUMER STAPLES - 4.6%
Beverages - 4.0%
Boston Beer Co., Inc. Class A (a)	9,880	3,330,350
Constellation Brands, Inc. Class A (sub. vtg.)	22,222	5,467,723
Keurig Dr. Pepper, Inc.	143,491	5,469,877
Monster Beverage Corp. (a)	81,657	7,253,591
The Coca-Cola Co.	274,523	16,940,814
		38,462,355
Household Products - 0.6%
Reckitt Benckiser Group PLC	68,427	5,279,937
TOTAL CONSUMER STAPLES		43,742,292
ENERGY - 5.1%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	161,747	4,085,729
Cactus, Inc.	23,800	950,810
Championx Corp.	50,100	1,092,681
Helmerich & Payne, Inc.	24,000	1,026,000
ProPetro Holding Corp. (a)	72,500	664,100
TechnipFMC PLC (a)	15,700	128,426
		7,947,746
Oil, Gas & Consumable Fuels - 4.3%
Canadian Natural Resources Ltd.	62,027	3,399,700
Cheniere Energy, Inc.	79,700	12,766,346
Denbury, Inc. (a)	21,200	1,885,316
New Fortress Energy, Inc.	57,424	3,293,266
Range Resources Corp.	122,983	4,041,221
Reliance Industries Ltd.	462,368	15,139,900
		40,525,749
TOTAL ENERGY		48,473,495
FINANCIALS - 5.5%
Banks - 0.1%
HDFC Bank Ltd.	29,172	534,520
M&T Bank Corp.	2,600	472,628
		1,007,148
Capital Markets - 3.0%
CME Group, Inc.	76,997	15,061,383
MarketAxess Holdings, Inc.	11,494	2,857,293
Moody's Corp.	5,192	1,477,228
Morningstar, Inc.	6,983	1,592,054
MSCI, Inc.	9,193	4,129,863
S&P Global, Inc.	9,270	3,264,709
		28,382,530
Insurance - 2.4%
American Financial Group, Inc.	36,637	4,677,812
Arthur J. Gallagher & Co.	54,899	9,968,011
BRP Group, Inc. (a)	66,821	2,098,179
Marsh & McLennan Companies, Inc.	38,952	6,285,684
		23,029,686
TOTAL FINANCIALS		52,419,364
HEALTH CARE - 18.9%
Biotechnology - 5.9%
Adamas Pharmaceuticals, Inc.:
rights (a)(e)	220,830	13,250
rights (a)(e)	220,830	13,250
Affimed NV (a)	69,014	180,817
Alnylam Pharmaceuticals, Inc. (a)	19,170	3,961,864
Applied Therapeutics, Inc. (a)	8,800	12,056
Beam Therapeutics, Inc. (a)	8,400	458,640
Cytokinetics, Inc. (a)	27,400	1,451,104
EQRx, Inc. (a)	57,568	281,508
Erasca, Inc. (a)	22,300	201,146
Evelo Biosciences, Inc. (a)	61,000	133,590
Galapagos NV sponsored ADR (a)	57,390	2,872,943
Gamida Cell Ltd. (a)(b)	242,801	643,423
Hookipa Pharma, Inc. (a)	157,000	233,930
Innovent Biologics, Inc. (a)(d)	152,505	642,889
Insmed, Inc. (a)	106,686	2,626,609
Prelude Therapeutics, Inc. (a)	4,000	28,800
Regeneron Pharmaceuticals, Inc. (a)	15,047	8,743,210
Rubius Therapeutics, Inc. (a)	28,487	19,941
Seagen, Inc. (a)	35,859	5,532,685
Seres Therapeutics, Inc. (a)	54,600	280,644
Synlogic, Inc. (a)	165,200	165,200
Vertex Pharmaceuticals, Inc. (a)	93,666	26,391,332
Vor Biopharma, Inc. (a)	56,431	289,491
XOMA Corp. (a)(b)	52,786	1,049,386
		56,227,708
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. (a)	67,429	6,075,353
Insulet Corp. (a)	1,500	383,205
Nevro Corp. (a)	8,055	365,053
Penumbra, Inc. (a)	12,414	2,038,006
		8,861,617
Health Care Providers & Services - 7.1%
Guardant Health, Inc. (a)	61,501	3,078,740
HealthEquity, Inc. (a)	155,626	10,283,766
Option Care Health, Inc. (a)	8,000	247,680
Tenet Healthcare Corp. (a)	12,094	683,311
UnitedHealth Group, Inc.	102,608	53,287,413
		67,580,910
Health Care Technology - 0.3%
Certara, Inc. (a)	92,608	1,451,167
Doximity, Inc. (a)(b)	16,300	540,997
Simulations Plus, Inc. (b)	15,311	919,426
		2,911,590
Life Sciences Tools & Services - 2.3%
10X Genomics, Inc. (a)	8,908	293,875
Bio-Techne Corp.	7,582	2,515,783
Bruker Corp.	68,035	3,809,960
Codexis, Inc. (a)	90,201	632,309
Danaher Corp.	37,894	10,227,970
Nanostring Technologies, Inc. (a)	14,449	195,928
Thermo Fisher Scientific, Inc.	7,600	4,144,432
		21,820,257
Pharmaceuticals - 2.3%
Aclaris Therapeutics, Inc. (a)	37,000	588,670
AstraZeneca PLC sponsored ADR	86,135	5,373,101
Eli Lilly & Co.	46,614	14,041,535
Euroapi SASU (a)	400	6,253
Nuvation Bio, Inc. (a)	41,625	116,550
Revance Therapeutics, Inc. (a)	55,943	1,113,266
Sanofi SA	10,138	828,780
		22,068,155
TOTAL HEALTH CARE		179,470,237
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	13,894	1,621,152
Northrop Grumman Corp.	15,620	7,466,204
The Boeing Co. (a)	48,900	7,836,225
		16,923,581
Electrical Equipment - 0.5%
Ballard Power Systems, Inc. (a)	4,100	31,980
Bloom Energy Corp. Class A (a)(b)	20,100	510,741
Ceres Power Holdings PLC (a)(b)	247,480	1,866,434
Eaton Corp. PLC	7,785	1,063,742
Vestas Wind Systems A/S	47,500	1,188,503
		4,661,400
Machinery - 1.5%
Caterpillar, Inc.	21,190	3,914,005
Chart Industries, Inc. (a)(b)	10,266	1,990,167
Ingersoll Rand, Inc.	156,235	7,400,852
Parker Hannifin Corp.	2,400	636,000
		13,941,024
Professional Services - 1.5%
ASGN, Inc. (a)	22,340	2,160,278
CoStar Group, Inc. (a)	5,900	410,876
KBR, Inc.	196,189	9,475,929
Kforce, Inc.	9,315	509,717
Upwork, Inc. (a)	110,741	1,926,893
		14,483,693
Trading Companies & Distributors - 0.7%
Azelis Group NV	17,900	354,735
Ferguson PLC	59,023	6,847,103
		7,201,838
TOTAL INDUSTRIALS		57,211,536
INFORMATION TECHNOLOGY - 30.0%
Electronic Equipment & Components - 0.2%
Teledyne Technologies, Inc. (a)	5,951	2,192,110
IT Services - 1.5%
Cloudflare, Inc. (a)	46,074	2,882,850
MasterCard, Inc. Class A	9,449	3,064,972
MongoDB, Inc. Class A (a)	23,352	7,539,427
Snowflake, Inc. (a)	1,700	307,615
		13,794,864
Semiconductors & Semiconductor Equipment - 6.1%
Aixtron AG	104,313	2,450,910
Allegro MicroSystems LLC (a)	27,800	648,296
ASML Holding NV	7,971	3,905,312
eMemory Technology, Inc.	7,897	353,461
Enphase Energy, Inc. (a)	35,860	10,271,738
NVIDIA Corp.	75,520	11,398,989
NXP Semiconductors NV	11,566	1,903,532
Qualcomm, Inc.	107,247	14,185,561
Silicon Laboratories, Inc. (a)	2,000	250,660
SiTime Corp. (a)	17,278	1,838,552
SolarEdge Technologies, Inc. (a)	23,185	6,398,364
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000	83,350
Universal Display Corp.	34,855	3,894,349
		57,583,074
Software - 17.5%
Adobe, Inc. (a)	50,477	18,850,131
Confluent, Inc. (a)(b)	50,090	1,370,462
Elastic NV (a)	988	82,903
Epic Games, Inc. (a)(c)(e)	805	748,650
GitLab, Inc.	2,700	161,649
HashiCorp, Inc.	37,467	1,324,458
HubSpot, Inc. (a)	4,200	1,415,568
Intuit, Inc.	19,669	8,492,681
Manhattan Associates, Inc. (a)	36,281	5,125,054
Microsoft Corp.	409,141	106,978,100
Oracle Corp.	116,661	8,650,413
Palo Alto Networks, Inc. (a)	22,590	12,578,338
Volue A/S (a)	248,102	786,409
		166,564,816
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	286,386	45,025,607
TOTAL INFORMATION TECHNOLOGY		285,160,471
MATERIALS - 4.1%
Chemicals - 3.7%
Albemarle Corp.	46,024	12,332,591
CF Industries Holdings, Inc.	90,149	9,326,816
Sherwin-Williams Co.	42,900	9,957,090
The Chemours Co. LLC	88,617	2,989,051
		34,605,548
Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (a)	416,295	2,486,976
MP Materials Corp. (a)(b)	41,205	1,441,763
		3,928,739
TOTAL MATERIALS		38,534,287
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Prologis (REIT), Inc.	35,195	4,382,129
Welltower Op	6,195	474,847
		4,856,976
Real Estate Management & Development - 0.2%
Doma Holdings, Inc. (a)(c)	115,014	69,365
WeWork, Inc. (a)(b)	479,914	1,967,647
		2,037,012
TOTAL REAL ESTATE		6,893,988
UTILITIES - 0.2%
Electric Utilities - 0.1%
ORSTED A/S (d)	16,100	1,571,401
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	20,267	754,135
TOTAL UTILITIES		2,325,536
TOTAL COMMON STOCKS (Cost $641,726,059)		939,555,283

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(e)	26,300	120,270
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(e)	38,419	1,203
Software - 0.0%
ASAPP, Inc. Series C (a)(c)(e)	90,925	302,780
TOTAL INFORMATION TECHNOLOGY		303,983
MATERIALS - 0.4%
Metals & Mining - 0.4%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(e)	21,131	996,538
Series C3 (a)(c)(e)	26,414	1,245,684
Series C4 (a)(c)(e)	6,345	299,230
Series C5 (a)(c)(e)	13,150	620,154
		3,161,606
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,827,365)		3,585,859

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (f)	10,114,771	10,116,794
Fidelity Securities Lending Cash Central Fund 2.34% (f)(g)	11,107,085	11,108,196
TOTAL MONEY MARKET FUNDS (Cost $21,224,990)		21,224,990

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $665,778,414)	964,366,132
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(14,645,566)
NET ASSETS - 100.0%	949,720,566

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,621,553 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,652,852 or 0.7% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	599,841
Doma Holdings, Inc.	3/02/21	1,150,140
ElevateBio LLC Series C	3/09/21	110,329
Epic Games, Inc.	3/29/21	712,425
Illuminated Holdings, Inc. Series C2	7/07/20	528,275
Illuminated Holdings, Inc. Series C3	7/07/20	792,420
Illuminated Holdings, Inc. Series C4	1/08/21	228,420
Illuminated Holdings, Inc. Series C5	6/16/21	568,080
Innovid Corp.	6/24/21	593,130

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	5,815,026	292,601,713	288,299,945	53,475	-	-	10,116,794	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	3,733,005	129,381,815	122,006,624	74,884	-	-	11,108,196	0.0%
Total	9,548,031	421,983,528	410,306,569	128,359	-	-	21,224,990

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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